Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended				9 Months Ended			12 Months Ended			18 Months Ended	36 Months Ended	12 Months Ended	19 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013 Initial offering [Member]	Sep. 30, 2013 Over-allotment [Member]	Feb. 28, 2014 2012 Share repurchase program [Member]	Dec. 31, 2013 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Jul. 21, 2012 Treasury Stock 2009 share repurchase plan [Member]	Jul. 21, 2012 Treasury Stock 2009 share repurchase plan [Member]	Dec. 31, 2013 Treasury Stock 2012 Share repurchase program [Member]	Feb. 27, 2014 Treasury Stock 2012 Share repurchase program [Member]	May 05, 2010 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	26,000,000.00
Treasury stock repurchased, shares										1,000,000	2,000,000	5,000,000		16,528,512	1,400,000	2,080,000
Payments for Repurchase of Common Stock	$ 0	$ 34	$ 34	$ 38	$ 86									$ 243	$ 34	$ 50
Treasury Stock Acquired, Average Cost Per Share														$ 14.73	$ 24.14	$ 23.90
Debt Instrument, Face Amount																	300
Equity offering, shares			19,837,500				17,250,000	2,587,500
Common Stock, Shares, Issued						$ 26.75
Equity offering, value			0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased									12,920,000
Stock Repurchase Program, Authorized Amount													5	15	15
Common Stock, Value, Issued	$ 0		$ 0	$ 0